CAPITAL AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Schedule of Fair Values of Financial Assets/Liabilities
		Level 1	Level 2	Total carrying amount	Fair Value
	Note	US$’000	US$’000	US$’000	US$’000
December 31, 2022
Loans and receivables at amortised cost
Trade receivables	16	12,620	-	12,620	12,620
Cash and cash equivalents	17	6,578	-	6,578	6,578
Finance lease receivable	14, 16	170	-	170	170

		19,368	-	19,368	19,368

Liabilities at amortised cost
Senior secured term loan	22	-	(44,301)	(44,301)	(44,301)
Convertible note	22	-	(13,746)	(13,746)	(13,746)
Exchangeable note	22	(210)	-	(210)	(210)
Lease liabilities	23	(13,943)	-	(13,943)	(13,943)
Trade and other payables (excluding deferred income)	20	(15,261)	-	(15,261)	(15,261)
Provisions	21	(50)	-	(50)	(50)

		(29,464)	(58,047)	(87,511)	(87,511)

Fair value through profit and loss (FVPL)
Derivative liability - warrants	22	-	(1,569)	(1,569)	(1,569)
Derivative asset – prepayment option	22	-	128	128	128

		-	(1,441)	(1,441)	(1,441)

		(10,096)	(59,488)	(69,584)	(69,584)
		Level 1	Level 2	Total carrying amount	Fair Value
	Note	US$’000	US$’000	US$’000	US$’000
December 31, 2021
Loans and receivables at amortised cost
Trade receivables	16	13,290	-	13,290	13,290
Cash and cash equivalents	17	25,910	-	25,910	25,910
Finance lease receivable	14, 16	293	-	293	293

		39,493	-	39,493	39,493

Liabilities at amortised cost
Exchangeable note¹	22	-	(83,312)	(83,312)	(83,312)
Lease liabilities	23	(15,845)	-	(15,845)	(15,845)
Trade and other payables (excluding deferred income)	20	(14,986)	-	(14,986)	(14,986)
Provisions	21	(50)	-	(50)	(50)

		(30,881)	(83,312)	(114,193)	(114,193)

Fair value through profit and loss (FVPL)
Exchangeable note bond call option	22	-	-	-	-
Exchangeable note equity conversion option	22	-	-	-	-

		-	-	-	-

		8,612	(83,312)	(74,700)	(74,700)

Schedule of Interest Rate Risk Effective and Repricing Analysis

As at December 31, 2022	Note	Effective interest rate	Total US$’000	6 mths or less US$’000	6 –12 mths US$’000	1-2 years US$’000	2-5 years US$’000	> 5 years US$’000
Cash and cash equivalents	17	0.00%	6,578	6,578	-	-	-	-
Lease receivable	14,16	4.0%	170	46	41	49	34	-
Exchangeable note	22	4.8%	(210)	-	-	-	-	(210)
Senior secured term loan[1]	22	15.4%	(44,301)	-	-	-	(44,301)	-
Convertible note[2]	22	1.5%	(13,746)	-	-	-	-	(13,746)
Lease payable on Right of Use assets	23	5.0%	(13,898)	(812)	(819)	(1,679)	(4,522)	(6,066)
Lease payable on sale & leaseback transactions	23	5.0%	(45)	(35)	(10)	-	-	-

Total			(65,452)	5,777	(788)	(1,630)	(48,789)	(20,022)

¹ The senior secured term loan is a variable instrument which bears interest at an annual rate equal to 11.25% plus the greater of (a) one-month Term SOFR Reference Rate and (b) one percent per annum.

[2] The convertible note is a fixed rate instrument which bears a fixed rate of interest of 1.5% per annum.

[3] The maturity of the Exchangeable Notes is based on the contractual maturity date of April 1, 2045.

As at December 31, 2021	Note	Effective interest rate	Total US$’000	6 mths or less US$’000	6 -12 mths US$’000	1-2 years US$’000	2-5 years US$’000	> 5 years US$’000
Cash and cash equivalents	17	0.01%	25,910	25,910	-	-	-	-
Lease receivable	14,16	4.0%	293	81	61	89	62	-
Exchangeable note¹	22	4.8%	(83,312)	-	-	-	-	(83,312)
Other borrowings		0%	(31)	-	(31)	-	-	-
Lease payable on Right of Use assets	23	5.0%	(15,668)	(973)	(905)	(1,554)	(4,516)	(7,720)
Lease payable on sale & leaseback transactions	23	5.0%	(177)	(51)	(51)	(75)	-	-

Total			(72,985)	24,967	(926)	(1,540)	(4,454)	(91,032)

¹ The maturity of the Exchangeable Notes is based on the contractual maturity date of April 1, 2045.

Schedule of Interest Rate Profile of Financial Assets/Liabilities

	December 31, 2022 US$‘000	December 31, 2021 US$‘000
Variable rate instruments
Cash at bank and in hand	6,578	22,790
Short-term deposits	-	3,120
Variable rate financial liabilities (senior secured term loan)	(44,301)	-

	(37,723)	25,910

Fixed rate instruments
Fixed rate financial liabilities (exchangeable note)	(210)	(83,312)
Fixed rate financial liabilities (convertible note)	(13,746)	-
Fixed rate financial liabilities (borrowings)	-	(31)
Fixed rate financial liabilities (lease payables)	(13,943)	(15,844)
Financial assets (short-term deposits and short-term investments)	-	3,121
Financial assets (lease receivables)	170	293

	(27,729)	(95,773)

Schedule of Liquidity Risk Estimated Interest Payments of Maturities

As at December 31, 2022 US$’000	Carrying amount US$’000	Contractual cash flows US$’000	6 mths or less US$’000	6 mths – 12 mths US$’000	1-2 years US$’000	2-5 years US$’000	>5 years US$’000
Financial liabilities
Trade & other payables	15,261	15,261	15,261	-	-	-	-
Lease payable on Right of Use assets	13,898	17,196	1,120	1,130	2,240	5,739	6,967
Lease payable on sale & leaseback transactions	45	46	36	10	-	-	-
Senior secured term loan	44,301	69,519	4,194	3,595	7,190	54,540	-
Convertible note	13,746	21,900	150	150	300	900	20,400
Exchangeable notes	210	397	4	4	8	24	357

	87,461	124,319	20,765	4,889	9,738	61,203	27,724

¹ The contractual cash flows of interest on the senior secured term loan is estimated based on the prevailing interest rate at December 31, 2022

As at December 31, 2021 US$’000	Carrying amount US$’000	Contractual cash flows US$’000	6 mths or less US$’000	6 mths – 12 mths US$’000	1-2 years US$’000	2-5 years US$’000	>5 years US$’000
Financial liabilities
Trade & other payables	15,127	15,127	15,127	-	-	-	-
Lease payable on Right of Use assets	15,668	15,668	973	905	1,554	4,516	7,720
Lease payable on sale & leaseback transactions	177	177	51	51	75	-	-
Other borrowings	31	31	-	31	-	-	-
Exchangeable notes ¹	83,312	99,900	-	-	-	-	99,900
Exchangeable note interest	999	93,906	1,998	1,998	3,996	11,988	73,926

	115,314	224,809	18,149	2,985	5,625	16,504	181,546

Schedule of Foreign Currency Risk Short Term Financial Assets and Liabilities

	EUR	GBP	SEK	CAD	BRL	Other
As at December 31, 2022	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000
Cash	700	199	5	2,061	756	-
Trade and other receivable	1,001	27	-	950	1,443	-
Trade and other payables	(3,481)	(5)	(6)	(473)	(662)	-
Lease liabilities	(9,024)	-	-	-	(277)	-

Total exposure	(10,804)	221	(1)	2,538	1,260	-

	EUR	GBP	SEK	CAD	BRL	Other
As at December 31, 2021	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000
Cash	327	115	5	4,617	1,370	-
Trade and other receivable	464	58	-	488	1,538	-
Trade and other payables	(2,456)	(28)	(11)	(166)	(629)	-
Lease liabilities	(10,629)	-	-	-	(139)	-

Total exposure	(12,294)	145	(6)	4,939	2,140	-

Schedule of Sensitivity Analysis
A 10% strengthening of the US Dollar against the Euro at December 31, 2022 would have increased profit and other equity by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

Profit or Loss US$’000
December 31, 2022
Euro	982

December 31, 2021
Euro	780

A 10% weakening of the US Dollar against the Euro at December 31, 2022 would have decreased profit and other equity by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

Profit or Loss US$000
December 31, 2022
Euro	(1,200)

December 31, 2021
Euro	(953)

Schedule of Maximum Credit Exposure of Financial Assets
	Carrying Value December 31, 2022 US$’000	Carrying Value December 31, 2021 US$’000
Third party trade receivables (Note 16)	12,620	13,290
Finance lease income receivable (Note 16)	170	293
Cash and cash equivalents (Note 17)	6,578	25,910

	19,368	39,493

Schedule of Exposure of Trade Receivables by Geographic Location
	Carrying Value December 31, 2022 US$’000	Carrying Value December 31, 2021 US$’000
United States	6,061	5,822
Euro-zone countries	1,183	1,072
United Kingdom	67	118
Other regions	5,479	6,571

	12,790	13,583

Schedule of Exposure of Trade Receivables by Customer
	Carrying Value December 31, 2022 US$’000	Carrying Value December 31, 2021 US$’000
End-user customers	7,365	6,923
Distributors	4,630	6,220
Non-governmental organisations	795	440

	12,790	13,583

Schedule of Ageing of Trade Receivables
	Gross	Impairment	Expected Credit Loss Rate	Gross	Impairment	Expected Credit Loss Rate
	2022	2022	2022	2021	2021	2021
	US$’000	US$’000%		US$’000	US$’000%
Not past due	8,341	-	-%	8,461	-	-%
Past due 0-30 days	1,622	-	-%	2,423	1	0.1%
Past due 31-120 days	1,564	23	1.5%	1,981	97	4.9%
Greater than 120 days	3,783	2,668	70.5%	3,011	2,888	73.0%

	15,310	2,691	-	15,876	2,986	-

Schedule of Movement in Allowance for Impairment of Trade Receivables
	2022	2021
	US$’000	US$’000
Balance at January 1	2,986	3,922
Charged to costs and expenses	1,240	76
Amounts written off during the year	(1,535)	(1,012)

Balance at December 31	2,691	2,986